ORGANIZATION AND NATURE OF OPERATIONS	9 Months Ended
Sep. 30, 2023
Restructuring Cost and Reserve [Line Items]
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

TraQiQ, Inc. (“TraQiQ” or along with its wholly owned subsidiaries, referred to herein as the “Company”) is engaged in the full-service solution of waste management. The Company is based out of Troy, Michigan and offers a comprehensive package of waste reduction, collection, recycling, and technology-enabled solutions to support customer demand. The Company operates two distinct lines of business. The Company’s wholly-owned subsidiary, Titan Trucking, LLC (“Titan”), is a non-hazardous solid waste management company providing waste and recycling collection and transportation services for industrial generators, commercial contractors and transfer station operators in Michigan. Titan maintains a fleet of roll off and tractor trailer trucks to perform its services. The Company’s wholly-owned subsidiary Recoup Technologies, Inc. (“Recoup”), provides technology-enabled solutions for food waste processing, including onsite digestors for food waste along with cloud-based software tracking and analytics solutions.

On May 19, 2023, the Company completed its acquisition of Titan and Titan’s wholly owned subsidiary, Senior Trucking, LLC (“Senior”). In accordance with ASC 805 - Business Combinations (“ASC 805”), the transaction was treated as a reverse acquisition for financial reporting purposes, with TraQiQ treated as the legal acquirer and Titan treated as the accounting acquirer. TraQiQ remains the continuing registrant and reporting company . Accordingly, the historical financial and operating data of the Company, which covers periods prior to the closing date of the Titan Merger, reflects the assets, liabilities, and results of operations for Titan and does not reflect the assets, liabilities and results of operations of TraQiQ for the periods prior to May 19, 2023 (Note 3 – Business Combinations).

On July 28, 2023 the Company, its wholly owned subsidiary TraQiQ Solutions, Inc (“Ci2i”), and Ajay Sikka (“Sikka”), a director of the Company and its former chief executive officer, signed an Assignment of Stock Agreement (the “Assignment Agreement”). Under the terms of the Assignment Agreement, the Company assigned and transferred to Sikka all of the rights, title, and interests in the issued and outstanding equity interests of Ci2i in exchange for consideration of $1. The Company additionally assumed from Ci2i loans and short term debts valued at $209,587 plus fees and interest. Other than the liabilities assumed from Ci2i, the balance sheet amounts and operations of Ci2i as of the date of sale were insignificant.

March 31, 2023 Financial Statements

In connection with the preparation of the Company’s condensed consolidated financial statements reported in the Company’s Quarterly Report on Form 10-Q for the quarter ended June 30, 2023, (collectively, “the second quarter financial statements”), the Company identified errors in its previously-issued financial statements as of and for the period ending March 31, 2023. Management determined that these financial statements incorrectly accounted for the January 5, 2023, acquisition of the Recoup digester business assets as a business combination instead of as an asset acquisition under the guidance enumerated in FASB ASC 805. The result of the change was to remove goodwill previously recorded ($7.2 million) as part of the transaction and allocate that value to the intellectual property intangible asset. The Company also determined that the Black-Scholes model used to previously value the derivative liability was not appropriate and subsequently utilized a Monte Carlo pricing model, to more appropriately reflect the variability in the derivative. This resulted in a $112 million reduction of the derivative liability at March 31, 2023. The Company’s management and the audit committee of the Company’s Board of Directors concluded that due to the correction of the errors that were discovered, the previously issued unaudited financial statements and other financial information contained in the Company’s Quarterly Reports on Forms 10-Q for the fiscal period ended March 31, 2023 should no longer be relied upon.

The Company’s acquisition of Titan on May 19, 2023 (Note 3 – Business Combinations) (the “Titan Merger”) was treated as a reverse acquisition under ASC 805 for financial reporting purposes, with TraQiQ as the legal acquirer and Titan as the accounting acquirer. Titan’s historical consolidated financial statements have replaced TraQiQ’s historical consolidated financial statements with respect to periods prior to the completion of the Titan Merger. Therefore, management believes the accounting errors identified do not impact the historical consolidated financial statements presented herein.

Going Concern

The Company’s consolidated financial statements as of September 30, 2023 and December 31, 2022 are prepared using accounting principles generally accepted in the United States of America (“GAAP”), which contemplates continuation of the Company as a going concern. This contemplates the realization of assets and liquidation of liabilities in the ordinary course of business.

For the nine months ended September 30, 2023, the Company had a net loss of $142,155,870. The working capital of the Company was a deficit of $8,321,866 as of September 30, 2023 (deficit of $1,106,879 as of December 31, 2022). These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of time within one year after that date that the financial statements are issued.

Management’s plans include raising capital through issuances of equity and debt securities, and minimizing operating expenses of the business to improve the Company’s cash burn rate. On July 17, 2023, the Company converted $1,944,000 of principal and $75,263 of accrued interest related to its outstanding convertible note payables into Series A rights to receive common stock (“Series A Rights”), resulting in the extinguishment of almost all of the Company’s convertible note embedded derivative liabilities. In addition, the Company has been successful in attracting substantial capital from investors interested in the current public status of the Company that has been used to support its ongoing cash outlays. This includes $2,178,000 of convertible notes during the three months ended September 30, 2023 (Note 10 - Convertible Notes Payable). The Company believes, but cannot guarantee, it will continue to be able to attract capital from outside sources as it pursues a move to a national stock exchange. The Company has engaged a qualified investment bank to assist in the uplisting of its common stock and simultaneous raise of capital. In addition, the Company’s revenue continues to grow and management expects the Company to shrink its net losses over the upcoming quarters through organic and acquisitive growth. The Company has identified a plan to decrease expenses going forward to reduce its cash burn.

Titan Trucking LLC [Member]
Restructuring Cost and Reserve [Line Items]
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Business Operations

Titan Trucking, LLC (the “Company”) was incorporated in the State of Michigan on January 26, 2017. The Company was formed as a limited liability company. The registered business address is located at 51512 Industrial Drive, New Baltimore, Michigan 48047.

The Company is engaged in the full-service solution of waste management. The Company offers a comprehensive package of waste reduction, collection, recycling, and technology-enabled solutions to support customer demand.

Senior Trucking, LLC (“Senior’) was established on March 14, 2017 with 100% ownership by the single member of Titan Trucking, LLC (“Titan”). Senior was formally acquired by Titan on April 5, 2020. Senior has operated exclusively under the management and assets of Titan since inception.

Going Concern

The Company’s consolidated financial statements as of December 31, 2022 and 2021, are prepared using accounting principles generally accepted in the United States of America (“U.S. GAAP”), which contemplates continuation of the Company as a going concern. This contemplates the realization of assets and liquidation of liabilities in the ordinary course of business.

For the year ended December 31, 2022, the Company had a net loss of $658,663 ($588,050 in 2021). The working capital of the Company had a deficit of $1,106,879 for the year ended December 31, 2022 (deficit of $4,435,427 in 2021). Additionally, the Company used cash of $312,264 related to its operating activities during the year ended December 31, 2022. The Company had a cash balance of $26,650 as of December 31, 2022. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of time within one year after the date that the financial statements are issued. The Company continues to shrink its working capital deficit year-over-year and has been able to continually meet the working capital needs of the business as they come due.

Management’s plans include raising capital through issuances of equity and debt securities and minimizing operating expenses of the business to improve the Company’s cash burn rate, in conjunction with the TraqIQ reverse-merger (Note 13). The combined companies, subsequent to the reverse merger, have been successful in attracting substantial capital from investors interested in the current public status of the Company, which has been used to support its ongoing cash outlays. In the second half of the year ended 2023, TraqIQ, its new legal parent company, obtained approximately $1 million in cash from private investors and believes, but cannot guarantee, it will continue to be able to attract capital from outside sources as it pursues a move to a national exchange. The Company has engaged a qualified investment bank to assist in its uplifting and simultaneous raise of capital. Additionally, the Company’s revenues continue to grow, and management expects the Company to shrink its net losses over the upcoming quarters through organic and acquisitive growth.

TITAN TRUCKING, LLC AND SUBSIDIARY

A LIMITED LIABILITY COMPANY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021